Share capital - Changes in share capital (Details)						1 Months Ended								9 Months Ended	12 Months Ended							24 Months Ended
	Jul. 30, 2021 EUR (€) shares	Feb. 12, 2021 EUR (€) $ / shares shares	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€)	May 07, 2020 EUR (€) item € / shares shares	Aug. 31, 2021 EUR (€)	Jun. 30, 2021 item	Feb. 28, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€) € / shares shares	Jul. 31, 2020 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€) € / shares shares	Feb. 29, 2020 EUR (€) € / shares shares	Oct. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€) item loan shares	Dec. 31, 2021 EUR (€) item shares		Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 € / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 € / shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 € / shares	Feb. 12, 2013 EUR (€)
Proceeds from offering																		€ 9,859,000
Capital increase from offering						€ 4,950,000										€ 20,205,000		23,486,000
Share premium				€ 13,627,000					€ 13,627,000									13,627,000	€ 13,627,000	€ 13,627,000	€ 13,627,000
Share capital															€ 47,659,528.60	€ 27,191,000						€ 47,659,528.60
Shares issued in offering | shares															102,343,985	1,867,304			4,870,155
Bonds converted to new shares							1,280								228
Nominal value per share | € / shares																									€ 0.20						€ 0.20
Increase in share capital due to conversion															€ 10,840,000	€ 10,940,000		14,712,000
Exchange rate																							5.6386	1.0666		6.3101	1.1326		6.3735	1.2271
Costs incurred in relation to equity transactions																2,099,000	[1]	2,709,000
Increase in share capital due to exercise of warrants									974,000							742,000		1,315,000
Increase in share capital due to exercise of warrants and acquisition of free shares															8,000
Dividends distributed																						0
Cash reserve related to the liquidity agreement				80,000					80,000						€ 38,000	72,000		80,000	€ 80,000	80,000	80,000	38,000
Free share warrants
Issuance of new shares upon exercise of warrants and acquisition of free shares | shares															9,131,979
Warrants and acquisition
Increase in share capital due to exercise of warrants and acquisition of free shares															€ 1,831,000
Issuance of new shares upon exercise of warrants and acquisition of free shares | shares															22,960
Private placement
Proceeds from offering										€ 10,000,000	€ 6,100,000	€ 4,000,000.0	€ 3,300,000
Capital increase from offering										4,255,000	1,913,000	1,212,000	2,479,000
Share premium										€ 5,745,000	€ 4,227,000	€ 2,788,000	€ 868,000	€ 5,745,000
Shares issued in offering | shares										21,276,596	9,563,732	6,060,606	12,394,071
Offering price per share | € / shares										€ 0.47	€ 0.642	€ 0.66	€ 0.27
Private placement to NEGMA
Capital increase from offering												€ 410,000
Share premium	€ 2,629,000											€ 984,000
Shares issued in offering | shares	4,950,000											2,050,000
Offering price per share | € / shares												€ 0.68
Increase in share capital due to conversion	€ 990,000
Initial Public Offering
Costs incurred in relation to equity transactions								€ 2,099,000
ADS Offering
Proceeds from offering		€ 16,584,000	$ 20,100,000
Capital increase from offering		€ 2,400,000
Share premium																																€ 14,184,000
Shares issued in offering | shares		12,000,000	12,000,000
Net proceeds		€ 13,490,000	$ 16,350,000
Exchange rate | $ / shares		1.212	1.212
Convertible notes to NEGMA
Capital increase from offering				1,210,000
Share premium				6,000	€ 984,000				6,000						€ 7,798,000	€ 7,664,000		6,000	€ 6,000	€ 6,000	€ 6,000	7,798,000
Shares issued in offering | shares																4,950,000
Bonds converted to new shares					41										396	376				68	68
Conversion of convertible notes (in shares) | shares					2,050,000										93,189,046	16,379,256			3,400,000
Nominal value per share | € / shares					€ 0.20																				€ 0.20			€ 0.20			0.20
Increase in share capital due to conversion					€ 410,000										€ 18,638,000	€ 3,276,000		680,000
Costs incurred in relation to equity transactions														€ 23,500,000
Convertible notes to Atlas
Share premium				9,208,000					9,208,000									9,208,000	€ 9,208,000	€ 9,208,000	€ 9,208,000
Bonds converted to new shares | item																				330
Conversion of convertible notes (in shares) | shares																			17,178,683
Nominal value per share | € / shares																															€ 0.20
Increase in share capital due to exercise of warrants																		3,436,000
Share capital
Capital increase from offering															€ 20,469,000	€ 3,391,000		9,858,000
Shares issued in offering | shares																16,950,000			49,295,005
Conversion of convertible notes (in shares) | shares															93,189,046	16,379,256			22,628,683
Increase in share capital due to conversion															€ 18,638,000	€ 3,276,000		4,526,000
Increase in share capital due to exercise of warrants																373,000		974,000
Increase in share capital due to exercise of warrants and acquisition of free shares															€ 1,831,000
Issuance of new shares upon exercise of warrants and acquisition of free shares | shares															9,154,939
Premiums related to the share capital
Capital increase from offering																16,814,000		13,628,000
Share premium				€ 341,000					€ 341,000						€ (9,621,000)	369,000		341,000	€ 341,000	€ 341,000	€ 341,000	(9,621,000)
Increase in share capital due to conversion															(7,798,000)	7,664,000		10,186,000
Costs incurred in relation to equity transactions																2,099,000	[1]	2,709,000
Increase in share capital due to exercise of warrants																€ 369,000		341,000
Increase in share capital due to exercise of warrants and acquisition of free shares															(1,823,000)
Share premium upon exercise of warrants and acquisition of free shares															€ (1,823,000)							€ (1,823,000)
Premiums related to the share capital | Private placement
Costs incurred in relation to equity transactions								2,709,000
Premiums related to the share capital | Initial Public Offering
Costs incurred in relation to equity transactions								€ 787,000
Treasury shares
Treasury shares purchased at cost | shares															240,026	100,793			48,228
Reduction of equity due to purchase of treasury shares															€ 21,000	€ 50,000		€ 43,000

[1]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020